Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock High Yield Portfolio	Sep. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 490
Expense Example, with Redemption, 3 Years	684
Expense Example, with Redemption, 5 Years	893
Expense Example, with Redemption, 10 Years	1,496
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	864
Expense Example, with Redemption, 10 Years	1,711
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	725
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	632
Expense Example, with Redemption, 10 Years	$ 1,397